Acquisition (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 25, 2021	Jun. 30, 2022
Business Acquisition [Line Items]
Additional consulting expense.		$ 500,000
HTS Group [Member]
Business Acquisition [Line Items]
Fair market value	$ 9,195,692
Total liabilities	500,035
Conversion of stock, amount converted	$ 500,000